Cover	Aug. 11, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 11, 2025
Entity File Number	001-39736
Entity Registrant Name	NuScale Power Corporation
Entity Central Index Key	0001822966
Entity Tax Identification Number	98-1588588
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1100 NE Circle Blvd.
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Corvallis
Entity Address, State or Province	OR
Entity Address, Postal Zip Code	97330
City Area Code	(971)
Local Phone Number	371-1592
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, $0.0001 par value per share
Trading Symbol	SMR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false